Form N-1A Supplement	Mar. 01, 2025
Inflation Protection Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Funds, Inc.
Inflation Protection Fund
Supplement dated December 16, 2025
to the Prospectus dated March 1, 2025 and
Statement of Additional Information dated March 1, 2025
(as previously supplemented)
This supplement updates information currently in the Prospectus and Statement of Additional Information (“SAI”). Please retain this supplement for future reference.
The Board of Directors of Principal Funds, Inc. (the “Board”) approved the termination of BlackRock Financial Management, Inc. and BlackRock International Limited as Sub-Advisor and Sub-Sub Advisor, respectively for the Inflation Protection Fund effective on or about March 1, 2026. As a result of the noted termination, certain changes to the Fund’s investment strategies and risks will be made. On or about March 1, 2026 delete all references to BlackRock Financial Management, Inc. and BlackRock International Limited as Sub-Advisor and Sub-Sub-Advisor, respectively, for the Inflation Protection Fund in the Prospectus and Statement of Additional Information.